United States Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: ___06/30/2009___

Check here if Amendment [  ]; Amendment Number: ________

This Amendment (Check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Mitchell Capital Management Co.
Address:	2600 Grand Blvd
		Suite 750
		Kansas City, MO  64108

13F File Number:  28-05171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct andcomplete, and that it is understood that all required items, statement, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Ken Green
Title:	Vice President
Phone:	816-561-6512

Signature, Place, and Date of Signing:


Ken Green		Kansas City, MO		_06/30/2009_____


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F COMBINATION REPORT. (Check here if a portion of all the holdings for this reporting manager are reported in this report and a portion are report by other manager (s)).


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102     4025   129461 SH       SOLE                   129461
Adobe Systems Inc              COM              00724F101     3053   107877 SH       SOLE                   107877
Aeropostale Inc                COM              007865108     2185    63769 SH       SOLE                    63769
Baidu Inc Spon ADR             COM              056752108     3417    11349 SH       SOLE                    11349
Bankrate Inc                   COM              06646v108     2650   105002 SH       SOLE                   105002
Best Buy Company               COM              086516101     4210   125700 SH       SOLE                   125700
Canadian National Railway Co   COM              136375102     2713    63157 SH       SOLE                    63157
Cerner Corp                    COM              156782104     5493    88177 SH       SOLE                    88177
Cognizant Tech Solutions-A     COM              192446102     4161   155836 SH       SOLE                   155836
Denbury Resource               COM              247916208     2818   191316 SH       SOLE                   191316
Emerson Elec                   COM              291011104      220     6796 SH       SOLE                     6796
Express Scripts                COM              302182100     6852    99665 SH       SOLE                    99665
FMC Technologies Inc           COM              30249U101     5141   136812 SH       SOLE                   136812
Flir Systems Inc               COM              302445101     5520   244700 SH       SOLE                   244700
Google Inc - Cl A              COM              38259P508     5288    12544 SH       SOLE                    12544
ITT Corp                       COM              450911102     4300    96635 SH       SOLE                    96635
Intuit Inc                     COM              461202103     2448    86842 SH       SOLE                    86842
Intuitive Surgical Inc         COM              46120e602     3051    18643 SH       SOLE                    18643
Jacobs Engineering Group Inc   COM              469814107     4223   100323 SH       SOLE                   100323
Kirby Corp.                    COM              497266106     3751   118003 SH       SOLE                   118003
Lincoln Electric Holdings      COM              533900106     1512    41964 SH       SOLE                    41964
Mantech Int'l Corp A           COM              564563104     4228    98242 SH       SOLE                    98242
Novo-Nordisk Spons ADR         COM              670100205     4224    77563 SH       SOLE                    77563
Oceaneering Intl Inc           COM              675232102     5166   114287 SH       SOLE                   114287
Petmed Express Inc             COM              716382106     3047   202717 SH       SOLE                   202717
Qualcomm Inc                   COM              747525103     3890    86063 SH       SOLE                    86063
Sabine Royalty Trust           COM              785688102      303     6848 SH       SOLE                     6848
T. Rowe Price Group Inc        COM              74144T108     4024    96578 SH       SOLE                    96578
Teva Pharm Ind-SP ADR          COM              881624209     5572   112938 SH       SOLE                   112938
Tractor Supply                 COM              892356106     4871   117887 SH       SOLE                   117887
Urban Outfitters Inc           COM              917047102     2645   126608 SH       SOLE                   126608
XTO Energy Inc                 COM              98385x106     2027    53141 SH       SOLE                    53141
eBay Inc.                      COM              278642103     1918   111995 SH       SOLE                   111995